INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
21.	INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Canada	$(31.6)	$651.2	$(773.0)	$(400.0)
United States	8.0	1.6	(16.7)	(14.0)
Other	–	–	0.2	15.5
Earnings (loss) from continuing operations	$(23.6)	$652.8	$(789.5)	$(398.5)
Earnings (loss) from discontinued operations	$(12.9)	$(3.6)	$(194.5)	$(16.0)
Earnings (loss) before income taxes	$(36.5)	$649.2	$(984.0)	$(414.5)

The income tax (recovery) expense consists of:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Canada:
Current	$–	$–	$(0.1)	$0.2
Deferred	(1.0)	(1.1)	(6.6)	(31.6)
	(1.0)	(1.1)	(6.7)	(31.4)
United States:
Current	0.1	(0.4)	0.2	(0.5)
Deferred	1.1	0.4	(2.0)	12.0
	1.2	–	(1.8)	11.5
Other:
Current	–	–	0.1	0.1
Deferred	–	–	–	–
	–	–	0.1	0.1
Total from continuing operations
Current	0.1	(0.4)	0.2	(0.2)
Deferred	0.1	(0.7)	(8.6)	(19.6)
	$0.2	$(1.1)	$(8.4)	$(19.8)
Total from discontinued operations
Current	–	–	–	–
Deferred	–	–	1.0	3.5
	$–	$–	$1.0	$3.5

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision is as follows:

	Successor		Predecessor
	Three months ended		Nine months ended		Years ended
	December 31		September 30		December 31
	2012		2012		2011		2010
Income tax recovery at Canadian statutory income tax rates	$(9.1)	25.0%	$162.3	25.0%	$(260.8)	26.5%	$(118.2)	28.5%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	(1.8)	5.0	7.4	1.1	2.0	(0.2)	(3.2)	0.8
Difference in foreign tax rate	(0.5)	1.3	(1.0)	(0.1)	(25.4)	2.5	(4.3)	1.0
Release of deferred income taxes related to reduction in corporate income tax rates	–	–	–	–	11.3	(1.1)	13.8	(3.3)
Change in the deferred income tax estimate	–	–	–	–	(0.6)	0.1	0.3	(0.1)
Change in valuation allowance	11.9	(32.7)	(164.9)	(25.4)	265.7	(27.0)	98.3	(23.7)
Adjustment to deferred credits	–	–	(9.6)	(1.5)	–	–	(5.9)	1.4
Other	(0.3)	0.9	4.7	0.7	0.4	(0.0)	2.9	(0.7)
Income tax expense (recovery)	$0.2	(0.5)%	$(1.1)	(0.2)%	$(7.4)[1]	0.8%	$(16.3)[2]	3.9%

[1]	Included $8.4 million income tax recovery related to continuing operations and $1.0 million income tax expense related to discontinued operations

[2]	Included $19.8 million income tax recovery related to continuing operations and $3.5 million income tax expense related to discontinued operations

Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant current deferred tax assets are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
Current	2012	2012	2011
Deferred income tax assets
Non-capital losses and temporary differences related to working capital	$1.8	$3.1	$15.6
Employee future benefits	3.3	3.4	3.3
Other	5.6	4.3	(1.9)
	10.7	10.8	17.0
Valuation allowance	(10.7)	(10.8)	(3.9)
	$–	$–	$13.1

Classification:
Prepaids and other (note 13)	$–	$–	$13.1
	$–	$–	$13.1

The tax effects of temporary differences that give rise to significant non-current deferred tax assets (liabilities) are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
Non-current	2012	2012	2011
Deferred income tax assets (liabilities)
Property, plant and equipment	$126.3	$119.7	$215.5
Non-capital loss carry-forwards	14.9	12.9	69.1
Employee future benefits	77.3	76.9	77.0
Other	4.5	3.0	11.2
	223.0	212.5	372.8
Valuation allowance	(223.0)	(212.5)	(376.4)
	$–	$–	$(3.6)

At December 31, 2012, the company has provided for a valuation allowance on its deferred tax assets of $233.7 million.

At December 31, 2012, the company had Canadian federal non-capital loss carry-forwards of $35.0 million, which expire during the period 2028 to 2032, and U.S. federal net operating loss carry-forwards of $16.4 million, which expire in 2032. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. As management believes that it is more likely than not that the resulting future operations will not generate sufficient taxable income to realize all of the net deferred tax assets in Canada and the U.S., during the year, and also due to the negative evidence from the company’s three year cumulative historical performance, management recorded a valuation allowance of $6.1 million in respect of its U.S. federal net operating losses and a valuation allowance of $8.8 million in respect of its Canadian operating losses.

Accounting for uncertainty in income taxes

At December 31, 2012 and September 30, 2012, the company had gross unrecognized tax benefits of $5.3 million (2011 – $5.3 million). If recognized, these tax benefits would favourably impact the company’s effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits:

	Successor	Predecessor
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Unrecognized tax benefits, beginning of period	$5.3	$5.3	$5.9
Current period tax positions	–	–	0.4
Settlements and lapse of statute of limitations	–	–	(1.0)
Unrecognized tax benefits, end of period	$5.3	$5.3	$5.3

The company recognizes interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of earnings (loss). No interest expense or penalties related to unrecognized tax benefits were recorded during 2012. At December 31, 2012, there were no interest and penalties accrued in relation to uncertain tax positions in the consolidated balance sheet.

In the normal course of business, the company and its subsidiaries are subject to audits by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions. All tax years up to and including December 31, 2005 have been audited by the Canadian federal taxing authorities. The company’s income taxes are not currently under audit by the Canadian federal taxing authorities, by the U.S. Internal Revenue Service, by any U.S. state taxing authority or by any foreign taxing authority. The U.S. federal statute of limitations for pre-2009 tax years expired on September 15, 2012.